1
DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2024
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2024.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Shares Security Description Value
Common Stock - 100.0%
Communication Services - 3.9%
55,417 Alphabet, Inc., Class C $ 9,265,168
Consumer Discretionary - 4.9%
62,761 Amazon.com, Inc.
(a)
11,694,257
Financials - 18.1%
8,283 Kinsale Capital Group, Inc. 3,856,316
2,230 Markel Group, Inc.
(a)
3,497,934
21,400 Mastercard, Inc., Class A 10,567,320
13,356 Moody's Corp. 6,338,624
17,527 S&P Global, Inc.
(a)
9,054,799
36,992 Visa, Inc., Class A 10,170,950
43,485,943
Health Care - 18.1%
85,000 Bio-Techne Corp. 6,794,050
31,077 Danaher Corp. 8,640,028
12,896 Intuitive Surgical, Inc.
(a)
6,335,418
10,950 Thermo Fisher Scientific, Inc. 6,773,341
28,327 Veeva Systems, Inc., Class A
(a)
5,944,987
18,000 West Pharmaceutical Services, Inc. 5,402,880
18,481 Zoetis, Inc. 3,610,818
43,501,522
Industrials - 22.5%
53,226 Copart, Inc.
(a)
2,789,042
64,184 Fastenal Co. 4,584,021
44,532 HEICO Corp., Class A 9,073,840
37,652 Old Dominion Freight Line, Inc. 7,479,193
16,000 SiteOne Landscape Supply, Inc.
(a)
2,414,560
6,070 TransDigm Group, Inc.
(a)
8,662,679
50,797 Uber Technologies, Inc.
(a)
3,817,903
58,652 Veralto Corp. 6,560,813
34,386 Waste Connections, Inc. 6,148,905
65,531 WillScot Holdings Corp.
(a)
2,463,966
53,994,922
Information Technology - 21.1%
20,000 ANSYS, Inc.
(a)
6,372,600
4,090 ASML Holding NV 3,407,993
12,701 Atlassian Corp., Class A
(a)
2,017,046
11,450 Cadence Design Systems, Inc.
(a)
3,103,293
44,912 Guidewire Software, Inc.
(a)
8,216,201
7,636 Intuit, Inc. 4,741,956
10,100 Manhattan Associates, Inc.
(a)
2,841,938
21,874 Microsoft Corp. 9,412,382
6,871 Monolithic Power Systems, Inc. 6,352,239
3,150 ServiceNow, Inc.
(a)
2,817,329
2,315 Tyler Technologies, Inc.
(a)
1,351,312
50,634,289
Shares Security Description Value
Materials - 7.1%
20,247 Ecolab, Inc. $ 5,169,667
13,216 The Sherwin-Williams Co. 5,044,151
26,673 Vulcan Materials Co. 6,679,719
16,893,537
Real Estate - 4.3%
54,630 CBRE Group, Inc., Class A
(a)
6,800,342
45,990 CoStar Group, Inc.
(a)
3,469,486
10,269,828
Total Common Stock (Cost $102,054,711) 239,739,466
Investments, at value - 100.0% (Cost
$102,054,711) $ 239,739,466
Other Assets & Liabilities, Net - 0.0% 50,512
Net Assets - 100.0% $ 239,789,978
(a) Non-income producing security.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2024
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 239,739,466
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 239,739,466